Document and Entity Information	Jan. 26, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Crucible Acquisition Corp
Amendment Flag	false
Entity Central Index Key	0001825497
Document Type	8-K
Document Period End Date	Jan. 26, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39837
Entity Tax Identification Number	85-3052152
Entity Address, Address Line One	700 Front Street
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Louisville
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80027
City Area Code	(401)
Local Phone Number	216-7635
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	CRU.U
Security Exchange Name	NYSE
Class A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	CRU
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	CRU WS
Security Exchange Name	NYSE